Other Receivables and Other Current Assets (Details) ¥ in Thousands	6 Months Ended
	Apr. 30, 2025 USD ($)	Apr. 30, 2024 USD ($)	Dec. 14, 2023 USD ($)	Dec. 14, 2023 CNY (¥)
Other Receivables and Other Current Assets [Line Items]
Prepaid expense	$ 8,544,687
Prepayment amount			$ 12,210,000	¥ 88,750
Bad debt provision		$ (224,745)
Shenzhen Jiuzi [Member]
Other Receivables and Other Current Assets [Line Items]
Bad debt provision	$ 3,660,000